Consolidated Condensed Statements of Operations and Comprehensive (Loss) Income (Unaudited) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Product and Service Revenues, net	$ 135,293		$ 51,188		$ 376,728		$ 127,892		$ 253,573	$ 223,208
Cost of Revenues	111,687		71,196		266,688		328,293		474,550	432,370
Gross Profit (Loss)	23,606		(20,008)		110,040		(200,401)		(220,977)	(209,162)
Research Revenues	12,818		75,566		43,177		82,974			288,002
Net Revenue (Loss)	36,424		55,558		153,217		(117,427)		(220,977)	78,840
Operating Expenses:
Research and Development	940,063		263,703		4,372,571		591,569		691,770	525,563
General and Administrative Expenses	1,215,053		1,313,617		3,419,747		2,551,426		4,241,836	1,303,722
Total Operating Expenses	2,155,116		1,577,320		7,792,318		3,142,995		4,933,606	1,829,285
Loss from Operations	(2,118,692)		(1,521,762)		(7,639,101)		(3,260,422)		(5,154,583)	(1,750,445)
Interest Expense	(1,467)		(40,106)		(6,490)		(2,281,191)		(2,286,637)	(3,989,359)
Derivative Expense							(399,725)		(399,725)	(504,613)
Change in Fair Value of Derivative Liabilities	(56,712)		92,490		1,683,034		95,324		(37,278)	(10,312)
Loss on Debt Extinguishment			(391,593)				(1,231,480)		(1,231,480)	120,683
Change in Fair Value of Promissory Note			6,105,066				5,379,269		5,379,269
Other Income (Expense), net	16,623		(70,490)		56,569		(69,169)		(83,116)	(43,238)
Total Interest and Other Income (Expense), net	(41,556)		5,695,367		1,733,113		1,493,028		1,341,033	(4,426,839)
(Loss) Income from Operations before Provision for Income Taxes	(2,160,248)		4,173,605		(5,905,988)		(1,767,394)		(3,813,550)	(6,177,284)
Provision for Income Taxes (Note 9)	250		63		751		189		250	500
Net (Loss) Income including Noncontrolling Interest	(2,160,498)		4,173,542		(5,906,739)		(1,767,583)		(3,813,800)	(6,177,784)
Net (Loss) Income - Noncontrolling Interest	(713)		(9,656)		(4,669)		(14,165)		(48,098)	3,936
Net (Loss) Income - attributed to 60 Degrees Pharmaceuticals, Inc.	(2,159,785)		4,183,198		(5,902,070)		(1,753,418)		(3,765,702)	(6,181,720)
Comprehensive (Loss) Income:
Net (Loss) Income	(2,160,498)		4,173,542		(5,906,739)		(1,767,583)		(3,813,800)	(6,177,784)
Unrealized Foreign Currency Translation Gain (Loss)	4,403		9,342		3,646		7,678		61,853	(2,127)
Total Comprehensive (Loss) Income	(2,156,095)		4,182,884		(5,903,093)		(1,759,905)		(3,751,947)	(6,179,911)
Net (Loss) Income - Noncontrolling Interest	(713)		(9,656)		(4,669)		(14,165)		(48,098)	3,936
Comprehensive (Loss) Income – attributed to 60 Degrees Pharmaceuticals, Inc.	(2,155,382)		4,192,540		(5,898,424)		(1,745,740)		(3,703,849)	(6,183,847)
Cumulative Dividends on Series A Preferred Stock	(116,571)		(101,538)		(352,333)		(101,538)		(220,714)
Net (Loss) Income - attributed to Common Shareholders	$ (2,271,953)		$ 4,091,002		$ (6,250,757)		$ (1,847,278)		$ (3,924,563)	$ (6,183,847)
Net (Loss) Income per Common Share:
Basic (in Dollars per share)	$ (0.93)	[1]	$ 9.13	[1]	$ (4.35)	[1]	$ (6.59)	[1]	$ (0.99)	$ (2.61)
Diluted (in Dollars per share)	$ (0.93)	[1]	$ 9.13	[1]	$ (4.35)	[1]	$ (6.59)	[1]	$ (0.99)	$ (2.61)
Weighted average number of common shares outstanding
Basic (in Shares)	2,443,198	[1]	448,174	[1]	1,437,584	[1]	280,391	[1]	3,960,280	2,367,729
Diluted (in Shares)	2,443,198	[1]	448,174	[1]	1,437,584	[1]	280,391	[1]	3,960,280	2,367,729
Product Revenues - net of Discounts and Rebates
Product and Service Revenues, net	$ 135,293		$ 51,188		$ 365,939		$ 127,892		$ 253,573	$ 192,913
Service Revenues
Product and Service Revenues, net					$ 10,789					$ 30,295

[1]	Periods presented have been adjusted to reflect the 1:12 reverse stock split on August 12, 2024.